Cover	Feb. 21, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 21, 2025
Entity Registrant Name	CELSIUS HOLDINGS, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-34611
Entity Tax Identification Number	20-2745790
Entity Address, Address Line One	2381 NW Executive Center Drive
Entity Address, Address Line Two	FORM 8-KCURRENT REPORT Pursuant to Section 13 or 15(d) of the Securities Exchange Act of 1934 Date of Report (Date of earliest event reported): February 21, 2025CELSIUS HOLDINGS, INC.(Exact name of registrant as specified in its charter)Nevada001-3461120-2745790(State or other jurisdiction of incorporation)(Commission File Number)(IRS Employer Identification No.)2381 NW Executive Center Drive, Boca Raton, Florida 33431(Address of principal executive offices and zip code)(561) 276-2239(Registrant’s telephone number, including area code)Check the appropriate box below if the Form 8-K filing is intended to simultaneously satisfy the filing obligation of the registrant under any of the following provisions (see General Instruction A.2. below):☐Written communications pursuant to Rule 425 under the Securities Act (17 CFR 230.425)☐Soliciting material pursuant to Rule 14a-12 under the Exchange Act (17 CFR 240.14a-12)☐Pre-commencement communications pursuant to Rule 14d-2(b) under the Exchange Act (17 CFR 240.14d-2(b))☐Pre-commencement communications pursuant to Rule 13e-4(c) under the Exchange Act (17 CFR 240.13e-4(c))Securities registered pursuant to Section 12(b) of the Act:Title of each classTrading Symbol(s)Name of Each Exchange on Which RegisteredCommon Stock, $0.001 par value per shareCELHNasdaq Capital MarketIndicate by check mark whether the registrant is an emerging growth company as defined in Rule 405 of the Securities Act of 1933 (§230.405 of this chapter) or Rule 12b-2 of the Securities Exchange Act of 1934 (§240.12b-2 of this chapter). Emerging growth company oIf an emerging growth company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 13(a) of the Exchange Act. o
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	561
Local Phone Number	276-2239
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	CELH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001341766